Note 14 - Long Term Debt and Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,
	2017	2016
France term loan	700	-
Japanese term loan (YEN)	40	119
Germany term loan	399	353
Italy term loan	78	128
Total long term debt	1,217	600
Less current portion	(383)	(215)
Total long-term portion	834	384

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%	Monthly instalment
	10,000,000	June 30, 2018	2.10%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment
	Initial Amount	Maturation	Fixed Interest rate	Reimbursement Periodicity
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment

Schedule of Derivative Instruments [Table Text Block]
	December 31,
	2017	2016
Investor Warrants	840	3,921

Total	840	3,921
Less current portion	(840)	(640)
Total long-term portion	-	3,281

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	At inception date	December 31, 2017	December 31, 2016
Share price at closing date	$1.95	-	$3.28
Strike price of warrants	$2.75	-	$2.75
Risk free interest rate at 5 years	1.05%	-	0%
Share price volatility	120%	-	60.2%
Dividend rates	0%	-	0%
Unit fair value	$1.55	-	$0.69
Total fair value (in thousands)	$2,173	-	$675
Total equivalent amount (in thousand €)	€1,629	-	€640
	At inception date	December 31, 2017	December 31, 2016
Share price at closing date	$3.96	$2.87	$3.28
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	57.40%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$0.26	$0,79
Total fair value (in thousand)	$3,525	$392	$1,179
Total equivalent amount (in thousand €)	€2,725	€328	€1,119
	At inception date	December 31, 2017	December 31, 2016
Share price at closing date	3.64	2.87	3.28
Strike price of warrants	$4.50	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%	0%
Share price volatility	60.20%	57.40%	60.20%
Dividend rates	0%	0%	0%
Unit fair value	$1.09	$0.19	$0.69
Total fair value (in thousands)	$3,579	$614	$2,279
Total equivalent amount (in thousands €)	€3,168	€513	€2,162

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
2018	1,223
2019	318
2020	285
2021	203
2022	29
Total	2,058